CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
REVENUE:	$ 0	$ 0	$ 20,000	$ 0	$ 0	$ 0
COSTS AND EXPENSES:
General and Administrative	458,755	339,842	1,526,530	1,062,423	4,076,439	1,353,319
Professional Fees and Consulting Expense	1,610,931	708,578	1,986,417	1,677,128	1,968,878	1,962,333
Research and Development	1,294,921	525,581	3,307,716	1,839,547	2,307,033	2,814,991
Total Costs and Expenses	3,364,607	1,574,001	6,820,663	4,579,098	8,352,350	6,130,643
Total Costs and Expenses	3,364,607	1,574,001	6,820,663	4,579,098	8,352,350	6,130,643
LOSS FROM OPERATIONS	(3,364,607)	(1,574,001)	(6,800,663)	(4,579,098)	(8,352,350)	(6,130,643)
OTHER INCOME (EXPENSE):
Amortization of Debt Discount	0	0	0	(374,608)	(374,608)	(903,317)
Financing Costs					0	(96,595)
Finance Costs Paid in Stocks and Warrants					0	(310,892)
Interest Expense, Related Parties	(113,867)	(180,402)	(339,015)	(2,343,808)	(2,676,308)	(7,060,383)
Interest Expense	(24,281)	(26,725)	(72,890)	(80,175)	(106,900)	(133,537)
Total Other Income (Expense)	(138,148)	(207,127)	(411,906)	(2,799,172)	(3,157,816)	(8,504,724)
Finance Lease, Interest Expense	0	0	0	(581)
NET LOSS	$ (3,502,755)	$ (1,781,128)	$ (7,212,568)	$ (7,378,270)	$ (11,510,166)	$ (14,635,367)
BASIC AND DILUTED LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.09)
BASIC AND DILUTED SHARES OUTSTANDING	406,724,979	347,770,054	404,796,634	247,783,445	276,396,362	156,678,765
Revenues
Service Revenue	$ 0	$ 0	$ 20,000	$ 0
REVENUE:	0	0	20,000	0	$ 0	$ 0
LOSS FROM OPERATIONS	(3,364,607)	(1,574,001)	(6,800,663)	(4,579,098)	(8,352,350)	(6,130,643)
NET LOSS	$ (3,502,755)	$ (1,781,128)	$ (7,212,568)	$ (7,378,270)	$ (11,510,166)	$ (14,635,367)